Other acquired rights	12 Months Ended
Dec. 31, 2023
Other Acquired Rights [Abstract]
Other acquired rights
11.
Other acquired rights

As of December 31, 2021, 2022 and 2023 the other acquired rights correspond to payments made by the Company after the date the concessions were granted, in order to early-terminate certain long-term lease contracts that existed at that time between ASA and third-party leaseholders in Mexican airports. The rights acquired are comprised as follows:

	December 31, 2021		December 31, 2022		December 31, 2023
Right to operate the charter and general aviation terminal and FBO at San José del Cabo airport terminal	Ps.	344,443	Ps.	344,443	Ps.	344,443
Right to operate commercial space at Tijuana airport		15,935		15,935		15,935
Right to operate various commercial space, advertising spaces and skywalk services at Puerto Vallarta airport		309,616		309,616		309,616
Right to operate commercial space, advertising spaces and skywalk services at Guadalajara airport		93,560		93,560		93,560
Rights to operate cargo operation and hangars in the Tijuana airport polygon(1)		-		-		399,485
Right to operate various parking lots		5,673		5,673		5,673
		769,227		769,227		1,168,712
Less – accumulated amortization		(321,021)		(337,718)		(354,415)
	Ps.	448,206	Ps.	431,509	Ps.	814,297

(1) Derived from the acquisition, investments were recognized for the rights to operate cargo operation and hangars in the Tijuana airport polygon for Ps.399,845 through the business combination.

Amortization recognized for the years ended December 31, 2021, 2022 and 2023 amounted to Ps.16,697 for each of the three periods. These assets have a useful life until the end of the concession, as their use and operation will continue until the term expires.